Fair value measurement, Information used for appraisal (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 Vessel
Information used for appraisal [Abstract]
Number of vessels owned | Vessel		0
Recurring [Member] | Offshore Vessels [Member] | Discounted Cash Flow [Member]
Information used for appraisal [Abstract]
Daily rate or fee	$ 4,504
Average percentage of utilization	78.00%
Discount rate	0.0744
Recurring [Member] | Parcel Tankers [Member] | Discounted Cash Flow [Member]
Information used for appraisal [Abstract]
Daily rate or fee	$ 15,805
Average percentage of utilization	89.00%
Discount rate	0.0765